PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Buildings	782,560	807,737	113,767
Medical equipment	532,165	522,385	73,576
Electronic and office equipment	58,038	58,999	8,310
Motor vehicles	3,717	3,718	524
Leasehold improvement and building improvements	75,032	81,766	11,517
Construction in progress	2,131,991	2,466,320	347,374
Total	3,583,503	3,940,925	555,068
Less: accumulated depreciation	(308,210)	(385,042)	(54,232)
Impairment charges	(16,148)	(9,010)	(1,269)
	3,259,145	3,546,873	499,567